Trade and other payables and Other non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Trade and Other Payables

	As at March 31,
	2020 Non-Current	2020 Current	2020 Total	2021 Non-current	2021 Current	2021 Total	2021 Non- Current	2021 Current	2021 Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Financial
Unclaimed/unpaid dividend	—	941	941	—	1,014	1,014	—	14	14
Trade payables	—	79,064	79,064	—	77,731	77,731	—	1,063	1,063
Amount due to related party	—	1,772	1,772	—	4,130	4,130	—	56	56
Liabilities for capital expenditure	8,107	59,112	67,219	9,365	70,088	79,453	128	958	1,086
Profit petroleum payable	—	6,891	6,891	—	14,677	14,677	—	201	201
Security deposit and retentions	—	2,015	2,015	2	2,223	2,225	0	31	31
Other liabilities	2,419	43,695	46,114	847	38,808	39,655	12	530	542
Put option liability with non-controlling interests 1	2,472	—	2,472	2,633	—	2,633	36	—	36
Lease liability 3	2,033	4,566	6,599	1,603	4,808	6,411	22	66	88

Total – Financial	15,031	198,056	213,087	14,450	213,479	227,929	198	2,919	3,117

Non Financial
Statutory Liabilities	—	31,318	31,318	—	31,461	31,461	—	430	430
Amount payable to owned post employment benefit trust	—	506	506	—	321	321	—	5	5
Advances from customers 2	1,683	78,887	80,570	—	62,330	62,330	—	852	852
Advance from related party	—	214	214	—	—	—	—	—	—
Other payables	18	1,679	1,697	—	1,840	1,840	—	25	25

Total – Non Financial	1,701	112,604	114,305	—	95,952	95,952	—	1,312	1,312

	16,732	310,660	327,392	14,450	309,431	323,881	198	4,231	4,429

Trade payables are majorly
non-interest
bearing and are normally settled upto 180 days terms.
The fair value of trade and other payables is not materially different from the carrying value presented.

1
The
non-controlling
shareholders of ASI have an option to offload their shareholding to the Group. The option is exercisable at any time within the period of three years following the fifth anniversary of the date of shareholders’ agreement (December 22, 2017) at a price higher of
₹
 52 ($ 0.757 per share) and the fair market value of the share. Therefore, the liability is carried at higher of the two. Subsequent changes to the put option liability are treated as equity transaction and hence accounted for in equity.

2
Advance from customers are contract liabilities to be settled through delivery of goods. The amount of such balances as at April 01, 2018 was ₹ 49,442 million, as at April 01, 2019 was

₹
 91,949 million and as at April 01, 2020 was
₹
 80,570 million. The Group has
refunded ₹ 10,460 million,

₹
 6,499 million and
₹
 45 million ($ 1 million)
to the customers and recognised revenue of ₹ 37,867 million,

₹
 84,886 million and
₹
 78,782 million ($ 1,077

million) during the year ended March 31, 2019, March 31, 2020 and March 31, 2021 respectively. All other changes are either due to receipt of new advances or exchange differences.

Summary of Movement In Lease Liabilities	Movement in lease liabilities is as follows:

	As at March 31,
	2020	2021	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
As at April 01	1,390	6,599	90
Additions during the year	10,212	3,611	49
Interest on lease liabilities	247	278	4
Payments made	(3,164)	(3,380)	(34)
Deletions	(2,086)	(697)	(21)

As at March 31,	6,599	6,411	88